Financial Statement Schedule I Condensed Financial Information of Parent Company - Convenience Translation - Additional Information (Details)	Dec. 31, 2025
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	6.9931
Parent Company
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	6.9931